Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 7 — ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

At June 30, 2022 and September 30, 2021, accounts payable and accrued liabilities consisted of the following:

	June 30, 2022	September 30, 2021
Directors’ compensation	$207,205	$170,538
Professional fees	238,755	125,697
Accounts payable	80,816	54,831
Others	16,491	29,655
Total	$543,267	$380,721

NOTE 7 — ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

At September 30, 2021 and 2020, accounts payable and accrued liabilities consisted of the following:

	September 30, 2021	September 30, 2020
Directors’ compensation	$170,538	$130,537
Professional fees	125,697	46,640
Accounts payable	54,831	—
Interest payable	—	35,229
Other	29,655	—
Total	$380,721	$212,406